Income taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes (excluding restructuring)	$ (2,401)	$ 13,706	$ 27,880	$ 34,967
Tax impact of restructuring	(1,162)	0	(1,162)	(2,261)
Provision for income taxes	$ (3,563)	$ 13,706	$ 26,718	$ 32,706